MUZINICH LOW DURATION FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Principal Amount†		Value
CORPORATE BONDS: 79.7%
Airlines: 1.6%
	Air France-KLM
EUR 2,600,000	3.875%, 7/1/26	$2,590,509
	American Airlines Inc/AAdvantage Loyalty IP Ltd
2,045,000	5.500%, 4/20/26	2,015,171
	Cathay Pacific MTN Financing HK Ltd
2,440,000	4.875%, 8/17/26	2,330,200
	Delta Air Lines Inc
1,050,000	3.800%, 4/19/23	1,049,486
1,110,000	7.000%, 5/1/25	1,138,121
	Delta Air Lines Inc / SkyMiles IP Ltd
2,163,169	4.500%, 10/20/25	2,127,584
	Korean Air Lines Co Ltd
900,000	4.750%, 9/23/25	893,871
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,126,250	6.500%, 6/20/27	1,123,733
	Singapore Airlines Ltd
1,100,000	3.000%, 7/20/26	1,050,810
	Wizz Air Finance Co BV
EUR 2,300,000	1.350%, 1/19/24	2,426,314
EUR 625,000	1.000%, 1/19/26	590,198
		17,335,997
Automotive & Auto Parts: 7.8%
	Continental AG
EUR 6,075,000	3.625%, 11/30/27	6,520,439
	Faurecia SE
EUR 1,100,000	2.625%, 6/15/25	1,146,662
EUR 1,900,000	7.250%, 6/15/26	2,130,210
EUR 1,100,000	2.750%, 2/15/27	1,063,749
	FCA Bank SPA
EUR 1,750,000	0.125%, 11/16/23	1,860,588
EUR 6,225,000	4.250%, 3/24/24	6,775,778
	FCE Bank PLC
EUR 2,300,000	1.615%, 5/11/23	2,489,791
	Ford Motor Credit Co LLC
600,000	3.810%, 1/9/24	593,601
EUR 850,000	3.250%, 9/15/25	885,601
3,650,000	3.375%, 11/13/25	3,425,945
EUR 2,500,000	4.867%, 8/3/27	2,635,346
	General Motors Financial Co Inc
1,150,000	5.100%, 1/17/24	1,146,876
EUR 2,200,000	2.200%, 4/1/24	2,351,994
2,000,000	3.950%, 4/13/24	1,971,054
GBP 600,000	2.250%, 9/6/24	706,778
1,170,000	4.350%, 4/9/25	1,145,609
	Genuine Parts Co
200,000	1.750%, 2/1/25	188,963
	HARLEY DAVIDSON FI
EUR 3,000,000	5.125%, 4/5/26	3,272,280
	Harley-Davidson Financial Services Inc
EUR 1,700,000	3.875%, 5/19/23	1,843,501
EUR 500,000	0.900%, 11/19/24	516,854
	Hyundai Capital America
1,825,000	1.650%, 9/17/26	1,615,175
	IHO Verwaltungs GmbH
EUR 4,100,000	3.625% Cash or 4.000% PIK, 5/15/25	4,431,796
EUR 1,600,000	3.750% Cash or 4.000% PIK, 9/15/26	1,564,204
EUR 2,250,000	8.750% Cash or 10.000% PIK, 5/15/28	2,498,147
	Jaguar Land Rover Automotive PLC
EUR 900,000	2.200%, 1/15/24	956,367
EUR 2,200,000	5.875%, 11/15/24	2,352,386
1,100,000	7.750%, 10/15/25	1,079,705
EUR 625,000	4.500%, 7/15/28	557,439
	Kia Corp
650,000	1.000%, 4/16/24	622,767
1,330,000	2.375%, 2/14/25	1,263,035
1,200,000	3.250%, 4/21/26	1,134,263
	Mercedes-Benz Finance North America LLC
550,000	4.950%, 3/30/25	550,467
550,000	4.800%, 3/30/26	550,401
	Nissan Motor Co Ltd
4,894,000	3.043%, 9/15/23	4,821,859
2,250,000	3.522%, 9/17/25	2,130,406
EUR 700,000	2.652%, 3/17/26	714,186
	RCI Banque SA
EUR 2,500,000	0.750%, 4/10/23	2,710,139
EUR 1,090,000	3.110% (3 Month EURIBOR + 0.570%), 11/4/24 [1]	1,170,948
EUR 1,350,000	0.500%, 7/14/25	1,346,551
	Schaeffler AG
EUR 1,100,000	2.750%, 10/12/25	1,159,267
	Stellantis NV
1,000,000	5.250%, 4/15/23	1,001,035
	Toyota Finance Australia Ltd
EUR 1,700,000	0.064%, 1/13/25	1,734,071
	ZF Europe Finance BV
EUR 800,000	2.500%, 10/23/27	758,337
	ZF Finance GmbH
EUR 3,200,000	3.000%, 9/21/25	3,309,006
		82,703,576
Banking: 16.9%
	Abanca Corp Bancaria SA
EUR 500,000	4.625% (5 Year Swap Rate EUR + 5.014%), 4/7/30 [1,6]	499,265
	ABN AMRO Bank NV
500,000	4.750%, 7/28/25	483,095
	AIB Group PLC
EUR 1,700,000	1.875% (5 Year Swap Rate EUR + 2.150%), 11/19/29 [1,6]	1,722,967
EUR 7,100,000	2.875% (5 Year Swap Rate EUR + 3.300%), 5/30/31 [1,6]	6,984,269
	Australia & New Zealand Banking Group Ltd
2,700,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,6]	2,495,075
	Banco Comercial Portugues SA
EUR 600,000	3.871% (5 Year Swap Rate EUR + 4.231%), 3/27/30 [1,6]	496,879
	Banco de Sabadell SA
EUR 3,600,000	5.375% (5 Year Swap Rate EUR + 5.100%), 12/12/28 [1,6]	3,845,185
EUR 900,000	2.500% (5 Year Swap Rate EUR + 2.950%), 4/15/31 [1,6]	813,525
	Bank of America Corp
1,100,000	4.000%, 1/22/25	1,075,352
450,000	3.841% (SOFR + 1.110%), 4/25/25 [1,6]	441,838
1,945,000	4.827% (SOFR + 1.750%), 7/22/26 [1,6]	1,920,244
900,000	4.376% (SOFR + 1.580%), 4/27/28 [1,6]	872,694
	Bank of Ireland Group PLC
EUR 1,650,000	4.875% (1 Year Swap Rate EUR + 2.050%), 7/16/28 [1,6]	1,795,499
EUR 1,050,000	2.375% (5 Year Swap Rate EUR + 2.800%), 10/14/29 [1,6]	1,078,691
EUR 3,910,000	1.375% (5 Year Swap Rate EUR + 1.650%), 8/11/31 [1,6]	3,649,223
	Barclays PLC
5,000,000	1.007% (1 Year CMT Rate + 0.800%), 12/10/24 [1,6]	4,818,674
EUR 1,100,000	1.125% (5 Year Swap Rate EUR + 1.550%), 3/22/31 [1,6]	1,030,361
	BBVA Bancomer SA
5,150,000	4.375%, 4/10/24	5,102,620
	BPCE SA
1,270,000	5.700%, 10/22/23	1,260,510
2,510,000	5.150%, 7/21/24	2,462,296
6,200,000	4.500%, 3/15/25	5,987,875
	Caixa Geral de Depositos SA
EUR 1,200,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,6]	1,298,458
	CaixaBank SA
EUR 3,000,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,6]	3,223,741
EUR 3,000,000	2.250% (5 Year Swap Rate EUR + 1.680%), 4/17/30 [1,6]	3,023,991
EUR 1,800,000	6.250% (1 Year Swap Rate EUR + 3.550%), 2/23/33 [1,6]	1,989,798
	Ceska sporitelna AS
EUR 1,200,000	6.693% (3 Month EURIBOR + 3.700%), 11/14/25 [1,6]	1,329,626
	Citigroup Inc
900,000	4.140% (SOFR + 1.372%), 5/24/25 [1,6]	884,167
700,000	3.700%, 1/12/26	677,536
525,000	4.658% (SOFR + 1.887%), 5/24/28 [1,6]	518,373
	Commerzbank AG
500,000	8.125%, 9/19/23	492,925
EUR 5,600,000	4.000% (5 Year Swap Rate EUR + 4.350%), 12/5/30 [1,6]	5,712,749
	Commonwealth Bank of Australia
EUR 2,500,000	1.936% (5 Year Swap Rate EUR + 1.450%), 10/3/29 [1,6]	2,596,000
	Cooperatieve Rabobank UA
3,800,000	4.000% (5 Year Swap Rate USD + 1.892%), 4/10/29 [1,6]	3,686,391
	Danske Bank A/S
EUR 6,400,000	4.000% (1 Year Swap Rate EUR + 0.950%), 1/12/27 [1,6]	6,935,173
EUR 1,500,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,6]	1,569,462
EUR 1,000,000	1.500% (5 Year Swap Rate EUR + 1.900%), 9/2/30 [1,6]	987,485
	Deutsche Bank AG
EUR 1,300,000	1.000% (3 Month EURIBOR + 1.600%), 11/19/25 [1,6]	1,303,753
2,700,000	3.961% (SOFR + 2.581%), 11/26/25 [1,6]	2,555,198
3,175,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,6]	3,131,797
	HSBC Holdings PLC
1,585,000	1.162% (SOFR + 0.580%), 11/22/24 [1,6]	1,538,276
EUR 2,550,000	3.000%, 6/30/25	2,701,507
	HSBC USA Inc
3,325,000	5.625%, 3/17/25	3,336,931
	ING Groep NV
EUR 2,300,000	4.875% (3 Month EURIBOR + 1.850%), 11/14/27 [1,6]	2,537,842
EUR 500,000	3.000% (5 Year Swap Rate EUR + 2.850%), 4/11/28 [1,6]	541,814
EUR 2,700,000	2.500% (5 Year Swap Rate EUR + 2.150%), 2/15/29 [1,6]	2,858,736
EUR 900,000	1.625% (5 Year Swap Rate EUR + 1.250%), 9/26/29 [1,6]	921,208
	Intesa Sanpaolo SPA
3,300,000	5.017%, 6/26/24	3,168,796
EUR 1,500,000	4.808% (3 Month EURIBOR + 1.900%), 9/26/24 [1]	1,633,589
EUR 1,000,000	4.375% (5 Year Swap Rate EUR + 4.750%), 7/12/29 [1,6]	1,070,948
	KBC Group NV
800,000	5.796% (1 Year CMT Rate + 2.100%), 1/19/29 [1,6]	804,959
	La Banque Postale SA
EUR 1,100,000	0.875% (5 Year Swap Rate EUR + 1.380%), 1/26/31 [1,6]	1,054,538
	Landsbankinn HF
EUR 1,950,000	0.500%, 5/20/24	1,981,838
EUR 1,600,000	0.375%, 5/23/25	1,513,628
	Nationwide Building Society
EUR 2,000,000	1.500% (3 Month EURIBOR + 0.930%), 3/8/26 [1,6]	2,048,564
EUR 550,000	2.000% (5 Year Swap Rate EUR + 1.500%), 7/25/29 [1,6]	571,250
	NatWest Group PLC
EUR 2,000,000	2.000%, 3/4/25	2,121,664
200,000	5.847% (1 Year CMT Rate + 1.350%), 3/2/27 [1,6]	200,551
2,325,000	3.754% (5 Year CMT Rate + 2.100%), 11/1/29 [1,6]	2,180,547
	NBK SPC Ltd
750,000	1.625% (SOFR + 1.050%), 9/15/27 [1,6]	667,755
	Nova Ljubljanska Banka dd
EUR 2,100,000	6.000% (1 Year Swap Rate EUR + 4.835%), 7/19/25 [1,6]	2,250,130
	OTP Bank Nyrt
EUR 2,000,000	5.500% (3 Month EURIBOR + 4.265%), 7/13/25 [1,6]	2,161,734
	Raiffeisen Bank International AG
EUR 900,000	4.125%, 9/8/25	959,403
EUR 1,000,000	1.500% (5 Year Swap Rate EUR + 2.150%), 3/12/30 [1,6]	896,975
	Santander UK Group Holdings PLC
EUR 1,500,000	0.391% (1 Year EURIBOR + 0.730%), 2/28/25 [1,6]	1,568,094
	Santander UK PLC
4,230,000	5.000%, 11/7/23	4,182,700
	Skandinaviska Enskilda Banken AB
EUR 3,750,000	4.000%, 11/9/26	4,056,465
EUR 3,000,000	1.375% (5 Year Swap Rate EUR + 1.350%), 10/31/28 [1,6]	3,183,462
	Societe Generale SA
1,160,000	5.000%, 1/17/24	1,128,851
EUR 8,500,000	1.000% (5 Year Swap Rate EUR + 1.550%), 11/24/30 [1,6]	8,132,790
	Standard Chartered PLC
4,690,000	6.170% (1 Year CMT Rate + 2.050%), 1/9/27 [1,6]	4,708,737
1,400,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,6]	1,293,967
EUR 705,000	2.500% (5 Year Swap Rate EUR + 2.800%), 9/9/30 [1,6]	717,631
	State Bank of India
3,450,000	4.375%, 1/24/24	3,429,007
	UniCredit SPA
EUR 1,600,000	4.875% (5 Year EURIBOR + 4.739%), 2/20/29 [1,6]	1,710,363
EUR 450,000	2.000% (5 Year Swap Rate EUR + 2.400%), 9/23/29 [1,6]	452,543
	Virgin Money UK PLC
EUR 2,000,000	2.875% (1 Year Swap Rate EUR + 3.250%), 6/24/25 [1,6]	2,088,385
GBP 2,200,000	7.875% (GILT + 7.128%), 12/14/28 [1,6]	2,693,649
GBP 1,050,000	5.125% (GILT + 5.250%), 12/11/30 [1,6]	1,200,990
	Volksbank Wien AG
EUR 2,800,000	5.192% (5 Year EURIBOR + 2.550%), 10/6/27 [1,6]	2,820,755
	Westpac Banking Corp
5,245,000	2.894% (5 Year CMT Rate + 1.350%), 2/4/30 [1,6]	4,919,729
		178,764,061
Broadcasting: 0.3%
	Pinewood Finance Co Ltd
GBP 500,000	3.250%, 9/30/25	579,350
	Warnermedia Holdings Inc
1,200,000	3.428%, 3/15/24	1,172,810
968,000	3.638%, 3/15/25	935,198
		2,687,358
Building Materials: 0.8%
	CRH Funding BV
EUR 2,400,000	1.875%, 1/9/24	2,568,841
	James Hardie International Finance DAC
EUR 2,655,000	3.625%, 10/1/26	2,725,919
922,000	5.000%, 1/15/28	865,577
	Standard Industries Inc
EUR 2,000,000	2.250%, 11/21/26	1,887,678
		8,048,015
Cable/Satellite TV: 1.0%
	CCO Holdings LLC / CCO Holdings Capital Corp
3,250,000	5.500%, 5/1/26	3,164,752
	DISH Network Corp
2,200,000	11.750%, 11/15/27	2,119,821
	ITV PLC
EUR 975,000	2.000%, 12/1/23	1,046,797
	Radiate Holdco LLC / Radiate Finance Inc
500,000	4.500%, 9/15/26	391,755
	United Group BV
EUR 1,000,000	6.779% (3 Month EURIBOR + 4.125%), 5/15/25 [1]	1,032,870
EUR 1,400,000	3.125%, 2/15/26	1,259,473
EUR 1,360,000	5.904% (3 Month EURIBOR + 3.250%), 2/15/26 [1]	1,291,409
		10,306,877
Capital Goods: 1.9%
	CNH Industrial NV
1,000,000	4.500%, 8/15/23	995,177
	Daimler Truck Finance North America LLC
2,475,000	1.625%, 12/13/24	2,343,109
1,150,000	3.500%, 4/7/25	1,114,807
	Parker-Hannifin Corp
EUR 1,500,000	1.125%, 3/1/25	1,541,596
	Regal Rexnord Corp
1,640,000	6.050%, 2/15/26	1,647,695
	Traton Finance Luxembourg SA
EUR 4,200,000	0.125%, 11/10/24	4,307,756
EUR 4,400,000	0.125%, 3/24/25	4,438,351
EUR 800,000	4.125%, 11/22/25	872,255
	Westinghouse Air Brake Technologies Corp
2,525,000	4.400%, 3/15/24	2,492,636
		19,753,382
Chemicals: 2.2%
	Celanese US Holdings LLC
3,553,000	5.900%, 7/5/24	3,554,769
	INEOS Finance PLC
EUR 3,900,000	2.875%, 5/1/26	3,955,652
EUR 1,775,000	6.625%, 5/15/28	1,946,425
	INEOS Quattro Finance 2 PLC
EUR 2,400,000	2.500%, 1/15/26	2,340,208
	International Flavors & Fragrances Inc
EUR 4,400,000	1.750%, 3/14/24	4,672,748
600,000	1.230%, 10/1/25	536,799
	Nutrien Ltd
200,000	4.900%, 3/27/28	199,836
	Orbia Advance Corp SAB de CV
560,000	4.000%, 10/4/27	522,785
	Sinochem Offshore Capital Co Ltd
950,000	1.000%, 9/23/24	893,665
4,500,000	1.500%, 11/24/24	4,242,115
	Syngenta Finance NV
900,000	4.441%, 4/24/23	898,940
		23,763,942
Consumer-Products: 0.3%
	Haleon UK Capital PLC
970,000	3.125%, 3/24/25	937,477
	Haleon US Capital LLC
381,000	3.375%, 3/24/27	361,248
	Kimberly-Clark de Mexico SAB de CV
1,791,000	3.250%, 3/12/25	1,737,718
		3,036,443
Containers: 1.0%
	Amcor Flexibles North America Inc
850,000	4.000%, 5/17/25	832,329
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 2,000,000	2.125%, 8/15/26	1,905,171
	Ball Corp
EUR 3,000,000	0.875%, 3/15/24	3,171,102
	Berry Global Inc
350,000	5.500%, 4/15/28	348,863
	Crown European Holdings SA
EUR 2,950,000	2.875%, 2/1/26	3,072,523
	Sealed Air Corp/Sealed Air Corp US
825,000	6.125%, 2/1/28	832,050
	Trivium Packaging Finance BV
EUR 500,000	6.404% (3 Month EURIBOR + 3.750%), 8/15/26 [1]	533,362
		10,695,400
Diversified Financial Services: 13.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,520,000	4.500%, 9/15/23	1,505,877
2,815,000	1.150%, 10/29/23	2,730,124
1,000,000	4.875%, 1/16/24	989,080
1,801,000	3.150%, 2/15/24	1,746,989
3,275,000	1.650%, 10/29/24	3,061,111
2,039,000	2.450%, 10/29/26	1,834,205
	Air Lease Corp
3,800,000	4.250%, 2/1/24	3,738,457
2,560,000	2.200%, 1/15/27	2,270,554
	AIR Lease Corp Sukuk Ltd
1,025,000	5.850%, 4/1/28	1,030,862
	Aircastle Ltd
350,000	5.000%, 4/1/23	350,000
1,200,000	4.400%, 9/25/23	1,178,859
3,897,000	4.125%, 5/1/24	3,816,180
2,500,000	5.250%, 8/11/25	2,444,401
1,930,000	4.250%, 6/15/26	1,831,189
	AnaCap Financial Europe SA SICAV-RAIF
EUR 1,000,000	7.482% (3 Month EURIBOR + 5.000%), 8/1/24 [1]	896,063
	Ares Capital Corp
1,680,000	4.200%, 6/10/24	1,624,074
1,525,000	4.250%, 3/1/25	1,441,498
200,000	3.250%, 7/15/25	182,799
	Aviation Capital Group LLC
2,370,000	3.875%, 5/1/23	2,360,240
1,500,000	5.500%, 12/15/24	1,481,355
1,000,000	4.125%, 8/1/25	952,110
	Avolon Holdings Funding Ltd
700,000	5.125%, 10/1/23	693,784
2,130,000	5.500%, 1/15/26	2,086,043
1,425,000	4.250%, 4/15/26	1,340,344
	AXA Logistics Europe Master SCA
EUR 575,000	0.375%, 11/15/26	514,031
	BOC Aviation Ltd
3,000,000	6.215% (3 Month LIBOR USD + 1.300%), 5/21/25 [1]	2,988,315
	Bracken MidCo1 PLC
GBP 775,000	6.750% Cash or 8.000% PIK, 11/1/27	764,718
	Credit Suisse AG
EUR 6,300,000	5.500%, 8/20/26	6,959,181
	Credit Suisse Group AG
EUR 300,000	3.288% (3 Month EURIBOR + 1.000%), 1/16/26 [1]	303,380
	DAE Funding LLC
3,850,000	1.550%, 8/1/24	3,621,697
1,492,000	2.625%, 3/20/25	1,404,851
2,200,000	2.625%, 3/20/25	2,071,496
	DAE Sukuk Difc Ltd
280,000	3.750%, 2/15/26	269,031
	doValue SPA
EUR 1,750,000	5.000%, 8/4/25	1,836,967
EUR 1,050,000	3.375%, 7/31/26	999,235
	Encore Capital Group Inc
EUR 1,750,000	4.875%, 10/15/25	1,733,517
GBP 775,000	5.375%, 2/15/26	857,420
	EON International Finance BV
GBP 3,000,000	5.625%, 12/6/23	3,702,267
	Garfunkelux Holdco 3 SA
EUR 2,870,000	6.750%, 11/1/25	2,393,923
GBP 500,000	7.750%, 11/1/25	468,534
EUR 300,000	8.732% (3 Month EURIBOR + 6.250%), 5/1/26 [1]	274,434
	Goldman Sachs Group Inc
2,400,000	3.000%, 3/15/24	2,343,823
	Hoist Finance AB
EUR 2,500,000	2.750%, 4/3/23	2,711,261
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
2,360,000	6.375%, 12/15/25	2,319,595
	ICBCIL Finance Co Ltd
1,000,000	5.964% (3 Month LIBOR USD + 1.100%), 5/15/23 [1]	1,000,150
	ICD Funding Ltd
1,850,000	4.625%, 5/21/24	1,828,795
	Intrum AB
EUR 2,700,000	4.875%, 8/15/25	2,709,795
EUR 150,000	3.500%, 7/15/26	136,027
	Jerrold Finco PLC
GBP 1,075,000	4.875%, 1/15/26	1,147,883
	LeasePlan Corp NV
EUR 3,000,000	0.125%, 9/13/23	3,199,482
EUR 400,000	0.250%, 9/7/26	381,044
	Macquarie Bank Ltd
2,100,000	4.875%, 6/10/25	2,067,425
	Mirae Asset Securities Co Ltd
500,000	2.125%, 7/30/23	493,975
4,780,000	2.625%, 7/30/25	4,377,070
	Mitsubishi HC Capital UK PLC
EUR 425,000	–%, 10/29/24 [7]	433,208
	Morgan Stanley
600,000	4.679% (SOFR + 1.669%), 7/17/26 [1,6]	592,286
2,500,000	6.138% (SOFR + 1.770%), 10/16/26 [1,6]	2,547,770
	Navient Corp
2,750,000	6.125%, 3/25/24	2,724,920
	ORIX Corp
EUR 4,000,000	1.919%, 4/20/26	4,114,589
	Owl Rock Capital Corp
2,705,000	4.000%, 3/30/25	2,523,179
1,115,000	3.750%, 7/22/25	1,017,379
	Park Aerospace Holdings Ltd
5,320,000	5.500%, 2/15/24	5,272,858
	REC Ltd
800,000	5.250%, 11/13/23	799,256
2,300,000	3.375%, 7/25/24	2,238,418
200,000	3.500%, 12/12/24	193,387
200,000	2.250%, 9/1/26	179,059
840,000	2.750%, 1/13/27	759,003
	Sherwood Financing PLC
EUR 1,520,000	7.279% (3 Month EURIBOR + 4.625%), 11/15/27 [1]	1,542,534
	Shriram Finance Ltd
900,000	4.150%, 7/18/25	831,375
	SoftBank Group Corp
750,000	3.125%, 1/6/25	690,375
1,475,000	4.000%, 7/6/26	1,277,719
	Synchrony Financial
3,750,000	4.875%, 6/13/25	3,473,255
	TP ICAP Finance PLC
GBP 406,000	5.250%, 1/26/24	492,963
	UBS AG
8,475,000	5.125%, 5/15/24	8,256,133
		137,425,186
Diversified Media: 0.2%
	Adevinta ASA
EUR 675,000	2.625%, 11/15/25	698,654
	Tencent Holdings Ltd
1,300,000	3.800%, 2/11/25	1,274,401
		1,973,055
Energy: 2.5%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
2,100,000	7.625%, 12/15/25	2,080,890
	CrownRock LP / CrownRock Finance Inc
2,170,000	5.625%, 10/15/25	2,123,866
	Energean Israel Finance Ltd
2,100,000	4.500%, 3/30/24	2,059,313
	Energy Transfer LP
1,000,000	4.250%, 4/1/24	987,523
	Galaxy Pipeline Assets Bidco Ltd
1,422,272	1.750%, 9/30/27	1,326,173
	Perusahaan Gas Negara Tbk PT
3,351,000	5.125%, 5/16/24	3,329,219
	Plains All American Pipeline LP / PAA Finance Corp
2,176,000	4.650%, 10/15/25	2,152,783
	Ras Laffan Liquefied Natural Gas Co Ltd 3
377,700	5.838%, 9/30/27	384,485
550,875	6.332%, 9/30/27	563,809
	Sabine Pass Liquefaction LLC
1,130,000	5.750%, 5/15/24	1,132,726
	USA Compression Partners LP / USA Compression Finance Corp
1,180,000	6.875%, 9/1/27	1,128,050
	Wintershall Dea Finance BV
EUR 8,400,000	0.452%, 9/25/23	8,961,503
		26,230,340
Food & Drug Retail: 0.5%
	Bellis Acquisition Co PLC
GBP 575,000	3.250%, 2/16/26	583,095
	ELO SACA
EUR 2,300,000	2.625%, 1/30/24	2,461,091
	Quatrim SASU
EUR 1,000,000	5.875%, 1/15/24	989,491
	Roadster Finance DAC
EUR 800,000	1.625%, 12/9/24	774,696
		4,808,373
Food/Beverage/Tobacco: 2.2%
	Bright Food Singapore Holdings Pte Ltd
EUR 200,000	1.375%, 6/19/24	207,308
EUR 4,150,000	1.750%, 7/22/25	4,099,804
	Coca-Cola Europacific Partners PLC
1,600,000	1.500%, 1/15/27	1,426,502
	Coca-Cola Icecek AS
900,000	4.215%, 9/19/24	883,710
	Constellation Brands Inc
225,000	3.600%, 5/9/24	222,091
175,000	4.350%, 5/9/27	172,580
	Kraft Heinz Foods Co
2,250,000	3.000%, 6/1/26	2,148,075
EUR 1,300,000	2.250%, 5/25/28	1,314,345
	Louis Dreyfus Co Finance BV
200,000	5.250%, 6/13/23	198,934
EUR 1,825,000	2.375%, 11/27/25	1,883,856
	Sigma Alimentos SA de CV
EUR 2,150,000	2.625%, 2/7/24	2,296,768
	Sysco Corp
EUR 1,600,000	1.250%, 6/23/23	1,728,218
2,700,000	3.300%, 7/15/26	2,591,955
	Viterra Finance BV
EUR 4,075,000	0.375%, 9/24/25	3,992,990
		23,167,136
Gaming: 1.2%
	Allwyn International AS
EUR 2,900,000	4.125%, 11/20/24	3,105,027
	Caesars Entertainment Inc
1,000,000	6.250%, 7/1/25	1,000,896
	Cirsa Finance International SARL
EUR 78,431	6.250%, 12/20/23	85,085
	International Game Technology PLC
EUR 2,400,000	3.500%, 6/15/26	2,519,984
	Lottomatica SPA
EUR 1,500,000	5.125%, 7/15/25	1,608,362
	MGM Resorts International
1,250,000	6.750%, 5/1/25	1,260,754
	Playtech PLC
EUR 3,000,000	4.250%, 3/7/26	3,145,949
		12,726,057
Healthcare: 2.6%
	Amgen Inc
500,000	5.250%, 3/2/25	505,073
500,000	5.507%, 3/2/26	501,998
	Becton Dickinson Euro Finance SARL
EUR 2,000,000	1.208%, 6/4/26	2,013,835
	Cheplapharm Arzneimittel GmbH
EUR 2,800,000	4.375%, 1/15/28	2,834,244
	GE HealthCare Technologies Inc
2,500,000	5.550%, 11/15/24	2,514,969
	GN Store Nord AS
EUR 760,000	0.750%, 12/6/23	795,346
EUR 2,070,000	0.875%, 11/25/24	2,046,219
	Grifols SA
EUR 1,800,000	1.625%, 2/15/25	1,842,302
	Gruenenthal GmbH
EUR 2,900,000	3.625%, 11/15/26	2,976,016
	HCA Inc
1,980,000	5.875%, 2/15/26	2,007,734
	Kenvue Inc
675,000	5.500%, 3/22/25	686,119
	MPT Operating Partnership LP / MPT Finance Corp
GBP 510,000	2.550%, 12/5/23	597,015
EUR 2,300,000	3.325%, 3/24/25	2,077,942
GBP 1,300,000	2.500%, 3/24/26	1,199,546
	Phoenix PIB Dutch Finance BV
EUR 400,000	2.375%, 8/5/25	413,739
	Tenet Healthcare Corp
3,000,000	4.875%, 1/1/26	2,944,365
	UnitedHealth Group Inc
1,467,000	4.250%, 1/15/29	1,455,559
		27,412,021
Homebuilders/Real Estate: 6.5%
	Akelius Residential Property AB
EUR 2,300,000	1.125%, 3/14/24	2,403,369
EUR 1,625,000	1.750%, 2/7/25	1,642,771
	American Tower Corp
EUR 1,000,000	0.450%, 1/15/27	947,789
	Balder Finland Oyj
EUR 3,380,000	1.000%, 1/18/27	2,821,714
	Blackstone Property Partners Europe Holdings SARL
EUR 3,600,000	2.000%, 2/15/24	3,766,460
	Castellum AB
EUR 500,000	2.125%, 11/20/23	528,808
	CTP NV
EUR 2,233,000	0.625%, 11/27/23	2,347,161
EUR 400,000	0.500%, 6/21/25	381,398
	DEMIRE Deutsche Mittelstand Real Estate AG
EUR 1,400,000	1.875%, 10/15/24	1,070,710
	DIC Asset AG
EUR 600,000	2.250%, 9/22/26	416,066
	Digital Dutch Finco BV
EUR 4,200,000	0.625%, 7/15/25	4,145,632
	Globalworth Real Estate Investments Ltd
EUR 2,300,000	3.000%, 3/29/25	2,173,810
	Hammerson PLC
GBP 1,434,000	3.500%, 10/27/25	1,554,180
GBP 2,100,000	6.000%, 2/23/26	2,385,431
	HOWOGE Wohnungsbaugesellschaft mbH
EUR 4,500,000	–%, 11/1/24 [7]	4,574,678
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
3,130,000	5.250%, 10/1/25	2,757,061
	Lennar Corp
1,500,000	5.875%, 11/15/24	1,507,938
	MAF Global Securities Ltd
4,500,000	4.750%, 5/7/24	4,457,610
	MasTec Inc
1,180,000	4.500%, 8/15/28	1,090,454
	NE Property BV
EUR 2,700,000	1.750%, 11/23/24	2,746,001
EUR 1,400,000	1.875%, 10/9/26	1,300,147
	P3 Group SARL
EUR 1,000,000	0.875%, 1/26/26	933,699
	Samhallsbyggnadsbolaget i Norden AB
EUR 650,000	1.750%, 1/14/25	620,249
	SBB Treasury Oyj
EUR 3,340,000	3.115% (3 Month EURIBOR + 0.550%), 2/8/24 [1]	3,361,806
	Tritax EuroBox PLC
EUR 600,000	0.950%, 6/2/26	544,807
	Trust Fibra Uno
350,000	5.250%, 12/15/24	342,513
6,050,000	5.250%, 1/30/26	5,736,578
	VICI Properties LP / VICI Note Co Inc
6,200,000	5.625%, 5/1/24	6,153,500
2,800,000	4.500%, 9/1/26	2,637,072
210,000	4.250%, 12/1/26	196,131
	Vivion Investments SARL
EUR 1,000,000	3.000%, 8/8/24	798,629
	Webuild SPA
EUR 2,425,000	5.875%, 12/15/25	2,502,917
EUR 200,000	3.875%, 7/28/26	189,503
		69,036,592
Hotels: 1.6%
	Hyatt Hotels Corp
1,300,000	1.300%, 10/1/23	1,272,915
3,985,000	1.800%, 10/1/24	3,773,567
2,550,000	5.625%, 4/23/25	2,539,007
	Marriott International Inc
1,975,000	3.600%, 4/15/24	1,941,962
2,000,000	5.000%, 10/15/27	2,004,010
725,000	4.900%, 4/15/29	717,962
	Pterosaur Capital Co Ltd
EUR 2,000,000	1.000%, 9/25/24	2,013,639
	Whitbread Group PLC
GBP 2,000,000	3.375%, 10/16/25	2,322,793
		16,585,855
Insurance: 0.1%
	Galaxy Bidco Ltd
GBP 900,000	6.500%, 7/31/26	1,000,607
	Rothesay Life PLC
GBP 450,000	8.000%, 10/30/25	569,152
		1,569,759
Leisure: 0.3%
	CPUK Finance Ltd
GBP 375,000	3.588%, 8/28/25	438,009
GBP 510,000	6.500%, 8/28/26	598,883
	Expedia Group Inc
1,500,000	6.250%, 5/1/25	1,519,178
1,225,000	5.000%, 2/15/26	1,219,334
		3,775,404
Metals/Mining: 0.7%
	Gold Fields Orogen Holdings BVI Ltd
4,400,000	5.125%, 5/15/24	4,384,329
	Novelis Corp
3,000,000	3.250%, 11/15/26 [1]	2,744,310
		7,128,639
Paper: 0.5%
	Fibria Overseas Finance Ltd
2,400,000	5.500%, 1/17/27	2,411,736
	Inversiones CMPC SA
1,000,000	4.375%, 5/15/23	998,150
	Suzano Austria GmbH
2,100,000	6.000%, 1/15/29	2,117,472
		5,527,358
Publishing/Printing: 0.3%
	Informa PLC
EUR 2,800,000	2.125%, 10/6/25	2,897,153

Quasi & Foreign Government: 0.9%
	African Export-Import Bank
1,620,000	4.125%, 6/20/24	1,576,665
	Eastern & Southern African Trade & Development Bank
4,200,000	4.875%, 5/23/24	4,055,184
	Emirates Development Bank PJSC
420,000	1.639%, 6/15/26	379,389
	Istituto per il Credito Sportivo
EUR 2,800,000	5.250%, 10/31/25	3,084,424
		9,095,662
Railroads: 0.3%
	Getlink SE
EUR 2,725,000	3.500%, 10/30/25	2,873,346

Services: 2.1%
	Almaviva-The Italian Innovation Co SPA
EUR 2,400,000	4.875%, 10/30/26	2,445,059
	Aramark International Finance SARL
EUR 1,500,000	3.125%, 4/1/25	1,582,190
	Arena Luxembourg Finance SARL
EUR 2,000,000	1.875%, 2/1/28	1,719,703
	Arrow Electronics Inc
1,055,000	6.125%, 3/1/26	1,058,125
	Brink's Co
3,200,000	5.500%, 7/15/25	3,173,424
	Leasys SPA
EUR 5,925,000	4.375%, 12/7/24	6,485,484
	Lincoln Financing SARL
EUR 535,853	3.625%, 4/1/24	578,202
	Loxam SAS
EUR 1,560,000	3.250%, 1/14/25	1,649,264
	PeopleCert Wisdom Issuer PLC
EUR 1,500,000	5.750%, 9/15/26	1,557,538
	RAC Bond Co PLC
GBP 476,000	4.565%, 5/6/23	586,533
	Techem Verwaltungsgesellschaft 675 mbH
EUR 1,500,000	2.000%, 7/15/25	1,521,263
	Zenith Finco PLC
GBP 450,000	6.500%, 6/30/27	423,088
		22,779,873
Steel: 0.7%
	ArcelorMittal SA
EUR 2,200,000	2.250%, 1/17/24	2,363,506
EUR 2,550,000	4.875%, 9/26/26	2,825,268
	thyssenkrupp AG
EUR 2,100,000	2.875%, 2/22/24	2,253,000
		7,441,774
Super Retail: 0.4%
	AA Bond Co Ltd
GBP 985,000	4.875%, 7/31/24	1,192,051
	PVH Corp
EUR 765,000	3.625%, 7/15/24	824,412
	Travis Perkins PLC
GBP 2,000,000	4.500%, 9/7/23	2,441,947
		4,458,410
Technology: 2.5%
	ams-OSRAM AG
EUR 2,550,000	6.000%, 7/31/25	2,583,703
	Cellnex Finance Co SA
EUR 3,800,000	2.250%, 4/12/26	3,879,430
	Clarios Global LP / Clarios US Finance Co
EUR 1,500,000	4.375%, 5/15/26	1,557,097
	Dell Bank International DAC
EUR 4,800,000	4.500%, 10/18/27	5,321,411
	Dell International LLC / EMC Corp
2,300,000	6.020%, 6/15/26	2,359,931
	Gen Digital Inc
1,625,000	5.000%, 4/15/25	1,597,591
	Hewlett Packard Enterprise Co
2,040,000	5.900%, 10/1/24	2,066,900
	Oracle Corp
2,500,000	5.800%, 11/10/25	2,560,861
	Qorvo Inc
1,450,000	1.750%, 12/15/24	1,347,528
	Sage Group PLC
EUR 850,000	3.820%, 2/15/28	916,249
	SK Hynix Inc
2,000,000	6.250%, 1/17/26	2,019,925
	Wipro IT Services LLC
800,000	1.500%, 6/23/26	719,098
		26,929,724
Telecommunications: 2.9%
	Altice Financing SA
EUR 1,500,000	2.250%, 1/15/25	1,534,460
	AT&T Inc
1,780,000	5.539%, 2/20/26	1,785,507
	Bharti Airtel International Netherlands BV
206,000	5.350%, 5/20/24	206,479
	Bharti Airtel Ltd
1,100,000	4.375%, 6/10/25	1,081,364
	CK Hutchison Holdings Ltd
EUR 1,750,000	0.375%, 10/17/23	1,866,407
	eircom Finance DAC
EUR 1,600,000	2.625%, 2/15/27	1,560,661
	Global Switch Holdings Ltd
EUR 2,625,000	1.500%, 1/31/24	2,788,721
	iliad SA
EUR 1,000,000	2.375%, 6/17/26	998,130
	LCPR Senior Secured Financing DAC
540,000	6.750%, 10/15/27	503,682
	Matterhorn Telecom SA
EUR 1,600,000	3.125%, 9/15/26	1,612,875
	PLT VII Finance SARL
EUR 475,000	4.625%, 1/5/26	485,004
	PPF Telecom Group BV
EUR 1,600,000	3.500%, 5/20/24	1,713,066
EUR 5,100,000	2.125%, 1/31/25	5,246,980
	RCS & RDS SA
EUR 2,400,000	3.250%, 2/5/28	2,198,334
	Rogers Communications Inc
844,000	2.950%, 3/15/25	812,883
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
287,500	4.738%, 3/20/25	285,339
	Telecom Italia SPA
1,430,000	5.303%, 5/30/24	1,402,751
	T-Mobile USA Inc
2,510,000	2.250%, 2/15/26	2,337,027
	Verizon Communications Inc
2,600,000	4.125%, 3/16/27	2,576,822
		30,996,492
Transportation Excluding Air/Rail: 2.3%
	Autostrade per l'Italia SPA
EUR 3,200,000	1.750%, 2/1/27	3,159,604
	DP World Crescent Ltd
500,000	3.908%, 5/31/23	498,807
	DP World Ltd
EUR 4,200,000	2.375%, 9/25/26	4,308,817
	Firstgroup PLC
GBP 1,375,000	6.875%, 9/18/24	1,703,742
	Gatwick Funding Ltd
GBP 1,700,000	5.250%, 1/23/24	2,095,776
GBP 200,000	6.125%, 3/2/26	252,799
	GXO Logistics Inc
2,175,000	1.650%, 7/15/26	1,913,945
	Heathrow Funding Ltd
GBP 1,125,000	7.125%, 2/14/24	1,402,275
	Mundys SPA
EUR 4,000,000	1.875%, 7/13/27	3,851,787
	Pelabuhan Indonesia Persero PT
200,000	4.250%, 5/5/25	195,044
	Penske Truck Leasing Co Lp / PTL Finance Corp
775,000	5.550%, 5/1/28	773,504
	Q-Park Holding I BV
EUR 1,500,000	1.500%, 3/1/25	1,503,542
EUR 1,800,000	2.000%, 3/1/27	1,633,290
	Stagecoach Group Ltd
GBP 650,000	4.000%, 9/29/25	757,077
		24,050,009
Utilities: 1.6%
	Adani Green Energy Up
950,000	6.250%, 12/10/24	895,135
	Drax Finco PLC
EUR 4,000,000	2.625%, 11/1/25	4,135,194
	EON SE
EUR 5,775,000	3.500%, 1/12/28	6,285,091
	Hero Asia Investment Ltd
200,000	1.500%, 11/18/23	195,583
	Tabreed Sukuk Spc Ltd
750,000	5.500%, 10/31/25	759,375
	Thames Water Utilities Finance PLC
GBP 1,271,000	2.375%, 5/3/23	1,563,738
	Vena Energy Capital Pte Ltd
3,300,000	3.133%, 2/26/25	3,096,654
		16,930,770
TOTAL CORPORATE BONDS
(Cost $853,084,386)		842,914,039

FOREIGN GOVERNMENT NOTES/BONDS: 7.2%
Airlines: 0.2%
	Air France-KLM
EUR 2,000,000	7.250%, 5/31/26	2,208,897

Automotive & Auto Parts: 1.3%
	RCI Banque SA
EUR 2,200,000	1.375%, 3/8/24	2,330,815
EUR 1,750,000	4.125%, 12/1/25	1,898,295
EUR 4,500,000	4.625%, 7/13/26	4,906,136
	Valeo
EUR 700,000	1.500%, 6/18/25	716,225
EUR 3,600,000	5.375%, 5/28/27	3,892,781
		13,744,252
Banking: 2.1%
	Argenta Spaarbank NV
EUR 2,600,000	5.375% (1 Year Swap Rate EUR + 2.750%), 11/29/27 [1,6]	2,779,559
	BNP Paribas SA
EUR 1,600,000	2.375% (5 Year Swap Rate EUR + 1.850%), 11/20/30 [1,6]	1,622,087
	Commerzbank AG
EUR 3,000,000	0.500%, 8/28/23	3,216,147
	Credit Agricole SA
EUR 2,300,000	1.625% (5 Year Swap Rate EUR + 1.900%), 6/5/30 [1,6]	2,320,918
	Deutsche Bank AG
EUR 1,500,000	4.000%, 11/29/27	1,600,194
	Hamburg Commercial Bank AG
EUR 3,600,000	6.250%, 11/18/24	3,918,635
EUR 1,400,000	0.500% (3 Month EURIBOR + 0.900%), 9/22/26 [1,6]	1,329,980
	KBC Group NV
EUR 2,200,000	4.375% (3 Month EURIBOR + 1.700%), 11/23/27 [1,6]	2,388,807
	Societe Generale SA
EUR 2,200,000	1.125% (5 Year Swap Rate EUR + 1.600%), 6/30/31 [1,6]	2,054,550
	Tatra Banka as
EUR 900,000	5.952% (3 Month EURIBOR + 2.650%), 2/17/26 [1,6]	965,503
		22,196,380
Capital Goods: 0.2%
	Traton Finance Luxembourg SA
EUR 2,200,000	4.125%, 1/18/25	2,390,288

Containers: 0.2%
	ProGroup AG
EUR 2,000,000	3.000%, 3/31/26	2,028,855

Diversified Financial Services: 2.1%
	Aareal Bank AG
EUR 2,100,000	4.500%, 7/25/25	2,224,183
	ALD SA
EUR 6,400,000	4.750%, 10/13/25	7,040,354
EUR 4,900,000	4.250%, 1/18/27	5,298,572
	Arval Service Lease SA
EUR 4,200,000	4.125%, 4/13/26	4,560,850
EUR 2,300,000	4.750%, 5/22/27	2,550,537
		21,674,496
Homebuilders/Real Estate: 0.3%
	Kojamo Oyj
EUR 2,000,000	1.625%, 10/17/23	2,129,477
	Vonovia SE
EUR 1,300,000	4.750%, 5/23/27	1,379,734
		3,509,211
Hotels: 0.3%
	Accor SA
EUR 2,900,000	3.000%, 2/4/26	3,017,484

Quasi & Foreign Government: 0.2%
	Airport Authority
2,000,000	4.875%, 1/12/26	2,026,884

Services: 0.1%
	Ocado Group PLC
GBP 575,000	3.875%, 10/8/26	532,269

Telecommunications: 0.2%
	iliad SA
EUR 2,200,000	5.375%, 6/14/27	2,374,708

TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $73,111,444)		75,703,724

COLLATERALIZED LOAN OBLIGATIONS: 2.5%
Collaterized Debt Obligations: 2.5%
	Ares European CLO XV DAC
EUR 750,000	3.238% (3 Month EURIBOR + 0.950%), 1/15/36 [1]	779,535
	Aurium CLO IX DAC
EUR 500,000	3.418% (3 Month EURIBOR + 0.950%), 10/28/34 [1]	519,470
	Aurium Clo VIII DAC
EUR 780,000	3.758% (3 Month EURIBOR + 0.850%), 6/23/34 [1]	811,676
	Barings Euro CLO 2019-1 DAC
EUR 500,000	3.248% (3 Month EURIBOR + 0.960%), 10/15/34 [1]	519,555
	Capital Four CLO II DAC
EUR 1,000,000	3.338% (3 Month EURIBOR + 1.050%), 1/15/34 [1]	1,055,544
	Capital Four CLO III DAC
EUR 2,000,000	3.308% (3 Month EURIBOR + 1.020%), 10/15/34 [1]	2,096,478
	Carlyle Global Market Strategies Euro CLO 2015-1 DAC
EUR 500,000	3.248% (3 Month EURIBOR + 0.960%), 1/16/33 [1]	526,663
	CVC Cordatus Loan Fund VIII DAC
EUR 1,000,000	3.138% (3 Month EURIBOR + 0.850%), 7/15/34 [1]	1,043,143
	Dunedin Park CLO DAC
EUR 500,000	3.683% (3 Month EURIBOR + 0.980%), 11/20/34 [1]	519,513
	Euro-Galaxy VII CLO DAC
EUR 3,750,000	3.279% (3 Month EURIBOR + 0.830%), 7/25/35 [1]	3,902,053
	Hayfin Emerald CLO I DAC
EUR 1,000,000	3.108% (3 Month EURIBOR + 0.820%), 4/17/34 [1]	1,046,565
	Hayfin Emerald CLO X DAC
EUR 750,000	3.809% (3 Month EURIBOR + 1.695%), 4/15/35 [1]	808,483
	Penta CLO 6 DAC
EUR 3,000,000	3.419% (3 Month EURIBOR + 0.970%), 7/25/34 [1]	3,137,998
	Penta CLO 7 DAC
EUR 500,000	3.399% (3 Month EURIBOR + 0.950%), 1/25/33 [1]	528,183
	RRE 2 Loan Management DAC
EUR 500,000	3.148% (3 Month EURIBOR + 0.860%), 7/15/35 [1]	526,118
	RRE 6 Loan Management DAC
EUR 3,500,000	3.158% (3 Month EURIBOR + 0.870%), 4/15/35 [1]	3,669,458
	RRE Loan Management
EUR 3,450,000	4.853% (3 Month EURIBOR + 1.750%), 10/15/35 [1]	3,703,978
	St Paul's CLO IX DAC
EUR 500,000	3.282% (3 Month EURIBOR + 0.940%), 7/20/35 [1]	519,486
	Tikehau CLO II BV
EUR 800,000	3.839% (3 Month EURIBOR + 0.990%), 9/7/35 [1]	837,574
		26,551,473
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $27,351,222)		26,551,473

CONVERTIBLE BONDS: 4.4%
Banking: 3.2%
	Abanca Corp Bancaria SA
EUR 700,000	6.125% (5 Year Swap Rate EUR + 5.927%), 1/18/29 [1,6]	736,421
	Alpha Bank SA
EUR 3,050,000	7.500% (1 Year Swap Rate EUR + 5.084%), 6/16/27 [1,6]	3,272,776
	Australia & New Zealand Banking Group Ltd
EUR 800,000	1.125% (5 Year Swap Rate EUR + 1.400%), 11/21/29 [1,6]	817,202
	Banco Santander SA
EUR 7,700,000	3.750%, 1/16/26	8,351,345
	ING Groep NV
EUR 700,000	2.125% (5 Year Swap Rate EUR + 2.400%), 5/26/31 [1,6]	695,425
	Luminor Bank AS
EUR 1,500,000	5.000% (3 Month EURIBOR + 3.760%), 8/29/24 [1,6]	1,614,280
	National Australia Bank Ltd
GBP 500,000	1.699% (GILT + 1.400%), 9/15/31 [1,6]	515,650
	OTP Bank Nyrt
EUR 4,025,000	7.350% (3 Month EURIBOR + 4.523%), 3/4/26 [1,6]	4,363,559
	Raiffeisen Schweiz Genossenschaft
EUR 4,500,000	5.230%, 11/1/27	5,087,207
	Standard Chartered PLC
2,310,000	5.200%, 1/26/24	2,286,740
	Swedbank AB
EUR 2,700,000	3.750%, 11/14/25	2,926,926
EUR 3,000,000	1.500% (5 Year Swap Rate EUR + 1.280%), 9/18/28 [1,6]	3,206,175
		33,873,706
Diversified Financial Services: 0.9%
	Credit Suisse AG
9,525,000	6.500%, 8/8/23	9,155,906

Healthcare: 0.3%
	Organon & Co / Organon Foreign Debt Co-Issuer BV
EUR 4,000,000	2.875%, 4/30/28	3,829,091

TOTAL CONVERTIBLE BONDS
(Cost $45,975,814)		46,858,703

BANK LOANS: 4.4%
Airlines: 0.4%
	AAdvantage Loyalty (American Airlines) (AMR) TL
3,000,000	9.558% (3 Month LIBOR + 4.750%), 4/20/28 [1,2]	3,050,835
	British Airways TL
GBP 700,000	4.750% (6 Month LIBOR + 4.650%), 2/21/26 [1,2]	891,848
		3,942,683
Automotive & Auto Parts: 0.2%
	First Brands Group TL (12/22)
1,995,000	10.246% (6 Month SOFR + 5.000%), 3/30/27 [1,2]	1,920,188

Cable/Satellite TV: 0.5%
	DIRECTV Financing TL
2,851,648	9.840% (1 Month LIBOR + 5.000%), 8/2/27 [1,2]	2,750,871
	Virgin Media 6/21 (T/L B)
EUR 3,000,000	6.109% (1 Month EURIBOR + 3.463%), 7/15/29 [1,2]	3,144,472
		5,895,343
Capital Goods: 0.0% [7]
	Ali Group TL B (Welbilt)
473,000	6.922% (1 Month SOFR + 2.000%), 7/22/29 [1,2]	466,969

Chemicals: 0.2%
	Ineos Finance EUR 800MM 2027-II TL
EUR 1,300,000	6.905% (1 Month EURIBOR + 4.000%), 11/8/27 [1,2]	1,406,331
	LSF11 Skyscraper Performance (EUR) TL B4
EUR 1,000,000	6.405% (3 Month EURIBOR + 3.500%), 9/30/27 [1,2]	1,082,569
		2,488,900
Containers: 0.2%
	Irel AcquiCo TL (11/19)
EUR 2,000,000	6.272%, 5/31/26 [1,2,3,4]	2,089,895

Diversified Financial Services: 0.1%
	Citadel Securities TL B (01/21)
482,594	7.422% (1 Month SOFR + 2.500%), 2/2/28 [1,2]	479,026
	Trans Union TL B6
365,635	7.090% (1 Month LIBOR + 2.250%), 12/1/28 [1,2]	363,501
		842,527
Environmental: 0.1%
	Clean Harbors TL (9/21)
370,313	6.840% (1 Month LIBOR + 2.000%),10/8/28 [1,2]	372,395
	Covanta Holding Corporation TL B
595,552	7.118% (1 Month SOFR + 2.500%),11/30/28 [1,2]	593,813
	Covanta Holding Corporation TL C
48,432	7.307% (1 Month SOFR + 2.500%), 11/30/28 [1,2]	48,291
		1,014,499
Healthcare: 0.1%
	Elanco Animal Health TL B
446,314	6.412% (1 Month LIBOR + 1.750%), 8/1/27 [1,2]	437,350
	ICON Luxembourg TL B
197,023	7.410% (3 Month SOFR + 2.250%), 7/1/28 [1,2]	196,791
	PRA Health Sciences (Indigo Merger) TL B
57,133	7.000% (3 Month LIBOR + 2.250%), 7/1/28 [1,2]	57,066
		691,207
Services: 1.0%
	Assystem New TL B
EUR 3,000,000	7.540% (6 Month EURIBOR + 4.250%), 9/8/24 [1,2]	2,885,167
	Fugue Finance TL (Nord Anglia/Bach Fin)
EUR 2,000,000	7.443% (3 Month EURIBOR + 4.750%), 1/26/28 [1,2]	2,157,101
	Odyssee Investment Bidco TL B
EUR 2,000,000	-%, 10/14/28 [1,2,3,4,5]	2,088,127
	Summer (BC) Bidco ADDITIONAL B2 TL (6/21) (Kantar)
197,000	9.659% (3 Month LIBOR + 4.500%), 12/4/26 [1,2]	186,576
	Summer (BC) Bidco B (Kantar) TL B3
EUR 3,200,000	7.051% (3 Month EURIBOR + 4.250%), 12/4/26 [1,2]	3,285,320
		10,602,291
Technology: 0.1%
	GFK TL B (4/21)
EUR 800,000	5.452% (3 Month EURIBOR + 3.250%), 5/10/28 [1,2]	866,524

Telecommunications: 1.0%
	Crown Subsea TL (4/21) (SubCom)
3,023,406	9.530% (1 Month SOFR + 4.750%), 4/27/27 [1,2]	2,988,455
	Lorca Finco Rolled TL B1 (MasMovil)
EUR 2,000,000	6.769% (6 Month EURIBOR + 4.200%), 9/18/27 [1,2]	2,135,509
	WP/AP Telcom TL (EUR) (T-Mobile Netherlands)
EUR 1,750,000	6.915% (3 Month EURIBOR + 3.900%), 3/31/29 [1,2]	1,859,935
	Ziggo (Vodafone) TLH
EUR 3,000,000	6.102% (6 Month EURIBOR + 3.000%), 1/31/29 [1,2]	3,074,880
		10,058,779
Transportation Excluding Air/Rail: 0.5%
	First Student Bidco TL B
2,331,818	8.998% (3 Month SOFR + 4.000%), 7/21/28 [1,2]	2,284,459
	First Student Bidco TL B (First Transit)
379,158	7.726% (3 Month LIBOR + 3.000%), 7/21/28 [1,2]	364,128
	First Student Bidco TL C
162,338	8.998% (3 Month SOFR + 4.000%), 7/21/28 [1,2]	159,041
	First Student Bidco TL C (First Transit)
141,733	7.726% (3 Month LIBOR + 3.000%), 7/21/28 [1,2]	136,115
	Silk Bidco TL B (Hurtigruten)
EUR 2,000,000	7.197% (6 Month EURIBOR + 4.000%), 2/22/25 [1,2]	2,012,363
		4,956,106
TOTAL BANK LOANS
(Cost $46,261,950)		45,835,911

TOTAL INVESTMENTS IN SECURITIES: 98.2%
(Cost $1,045,784,816)		1,037,863,850
Other Assets in Excess of Liabilities: 1.8%		19,225,833
TOTAL NET ASSETS: 100.0%		$1,057,089,683

	† In USD unless otherwise indicated.
	CMT - Constant Maturity Treasury Rate
	EUR - Euro
	EURIBOR - Euro Interbank Offered Rate
	GILT - United Kingdom Government Bond
	GBP - Great Britain Pound
	LIBOR - London Interbank Offered Rate
	PIK - Payment-in-Kind - represents the security may pay interest in additional par.
	SOFR - Secured Overnight Financing Rate
	USD - United States Dollars

	[1] Variable rate security; rate shown is the rate in effect on March 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
	[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

	[3] Denotes investments purchased on a when-issued or delayed delivery basis.
	[4] All or a portion of the loan may be unfunded.
	[5] Zero coupon security.
	[6] Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
	[7] Does not round to 0.0% of net assets.
	[8] Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2023 (Unaudited)

The Muzinich Low Duration Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the U.S. Bank N.A:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	March 31, 2023	Currency to be Received	March 31, 2023	(Depreciation)
4/25/2023	USD 14,028,775	$14,028,775	EUR 13,000,000	$14,118,221	$89,447
4/25/2023	EUR 301,000,000	326,891,128	USD 327,766,004	327,766,004	874,876
6/20/2023	USD 6,493,042	6,493,042	EUR 6,000,000	6,537,390	44,348
6/20/2023	EUR 271,000,000	295,272,105	USD 289,373,258	289,373,258	(5,898,847)
4/25/2023	USD 4,834,996	4,834,996	GBP 4,000,000	4,936,963	101,967
4/25/2023	GBP 35,400,000	43,692,118	USD 43,852,958	43,852,958	160,840
		$691,212,164		$686,584,794	$(4,627,369)

SCHEDULE OF FUTURES CONTRACTS at March 31, 2023 (Unaudited)

The Fund had the following futures contracts outstanding with Morgan Stanley & Co., Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
EURO-SCHATZ FUT Jun23	(1,179)	$(135,653,764)	$508,869	$(135,144,895)
		$(135,653,764)	$508,869	$(135,144,895)

Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$842,914,039	$–	$842,914,039
Convertible Bonds	–	46,858,703	–	46,858,703
Bank Loans	–	44,944,063	891,848	45,835,911
Foreign Government Notes/Bonds	–	75,703,724	–	75,703,724
Collateralized Loan Obligations	–	26,551,473	–	26,551,473
Total Assets	$–	$1,036,972,002	$891,848	$1,037,863,850
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$(4,627,369)	$–	$(4,627,369)
Futures Contracts	508,869	–	–	508,869
Total Other Financial Instruments	$508,869	$(4,627,369)	$–	$(4,118,500)

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Bank Loans
Balance as of December 31, 2022	$852,199
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	4,586
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	35,063
Transfer in and/or out of Level 3	-
Balance as of March 31, 2023	$891,848

Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2023	$35,063

Type of Security	Fair Value at March 31, 2023	Valuation Techniques	Unobservable Input	Input Value(s)
Bank Loans	$891,848	Comparable Securities	Adjustment to yield	94 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

Muzinich & Co., Inc., as Advisor to the Fund and the Fund's Valuation Designee under Rule 2a-5 of the Investment Company Act of 1940, oversees valuation techniques.